Income Taxes - Summary of Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax loss and interest carryforwards:
Corporate income tax loss carryforwards	$ 71,904	$ 114,551
Trade tax loss carryforwards	0	0
Net operating loss carryforwards	71,904	114,551
No deferred tax assets were recognized for the following items:
Deductible temporary differences	40,905	34,019
Corporate income tax loss carryforwards	105,287	125,198
Trade tax loss carryforwards	0	256
Interest carryforwards for tax purposes	28,562	24,628
Total	174,754	$ 184,101
Net operating loss carryforwards
Net operating loss carryforwards	177,191
Tax Credits
Tax Credits	1,022
2019 to 2025
Net operating loss carryforwards
Net operating loss carryforwards	758
Tax Credits
Tax Credits	0
2026 and thereafter
Net operating loss carryforwards
Net operating loss carryforwards	21,325
Tax Credits
Tax Credits	1,001
Indefinite
Net operating loss carryforwards
Net operating loss carryforwards	155,108
Tax Credits
Tax Credits	$ 21